Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (570)	$ (448)	$ (510)
Payroll and related benefits	(150)	(154)	(176)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(5,164)	(4,900)	(5,092)
Social security contributions	(804)	(749)	(670)
Other personnel cost	(689)	(687)	(706)
Share-based payment expense	(570)	(448)	(510)
Pension expense for defined benefit plans	(150)	(154)	(176)
Pension expense for defined contribution plans	(166)	(164)	(147)
Payroll and related benefits	$ (7,544)	$ (7,101)	$ (7,302)